Financial liabilties designated at fair value - Summary of Financial Liabilities at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,409,361	$ 2,260,288
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	164,466	148,505
Deposits by banks and customer accounts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	17,660	19,003
Liabilities to customers under investment contracts | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	5,893	5,458
Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	236,323	196,093
Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	130,364	109,351
Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	10,130	14,282
Preferred securities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	419	411
HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	109,870	97,614
HSBC Holdings | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	30,303	25,049
HSBC Holdings | Debt securities in issue
Disclosure of financial liabilities [line items]
Financial liabilities	81,531	68,567
HSBC Holdings | Debt securities in issue | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	24,687	17,767
HSBC Holdings | Subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	23,977	24,997
HSBC Holdings | Subordinated liabilities | Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	$ 5,616	$ 7,282